FINANCIAL RISK MANAGEMENT - Capital Risk Management (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Non-recourse borrowings in subsidiaries of the company	$ 5,246	$ 5,189
Cash and cash equivalents	(894)	(777)	$ (792)	$ (674)
Net debt	4,352	4,412
Total equity	1,136	2,706	$ 3,165	$ 2,903
Total capital and net debt	$ 5,488	$ 7,118
Net debt to capitalization ratio	79.00%	62.00%